The Florida TaxFree Funds


The Florida TaxFree ShortTerm Fund
The Florida TaxFree Money Market Fund


Distributor:
William R. Hough & Co.
100 Second Avenue South, Suite 800
St. Petersburg, Florida  33701-4386
(800) 557-7555

Semi-Annual Report
October 31, 2000

This report must be preceded or accompanied by a current prospectus of The Florida TaxFree Funds.


CONTENTS


        President's Message                     1

	The Florida TaxFree Money Market Fund Statement of Investments
		Variable Rate Demand Notes	3
                Municipal Bonds                 4

	The Florida TaxFree ShortTerm Fund Statement of Investments
		Variable Rate Demand Notes	8
                Municipal Bonds                 8

 	Statements of Assets and Liabilities	15

        Statements of Operations                16

	Statements of Changes in Net Assets	17

        Notes to Financial Statements           18


Dear Shareholder:

We are pleased to present the Semi-Annual Report on The Florida TaxFree Funds for the six months period ended October 31, 2000. We at The Hough Group of Funds continue to believe that either or both of The
Florida TaxFree Funds represent prudent investments for investors who seek to reduce their federal income and Florida
Intangible Tax liabilities.

The Florida TaxFree Money Market Fund

Total net assets of the Fund were $138.5 million as of October 31, 2000.
This compares with $137.0 million on April 30, 2000 and $154.2 million on October 31,1999.
iMoneyNet Inc. (formerly IBC Financial Data, Inc.) is a respected mutual fund performance and statistical reporting company that ranks money market fund performance by category. We are pleased to announce for the five-year period ending October 31, 2000, The Florida TaxFree Money Fund was ranked number 11 out of 240 tax-exempt money market funds by iMoneyNet, based on total return for the period. For the three-year period ended
October 31, 2000, The Florida TaxFree Money Market Fund was ranked 17th out of 270 tax-free state-specific funds by iMoneyNet. We are pleased to report that, for the year ending October 31, 2000, The Florida TaxFree Money Market Fund was ranked by iMoney 19th out of a total of approximately 304 tax-free state-specific funds tracked by that firm based on total return for the period. Had certain fees and expenses not been reimbursed by the adviser, the yield and ranking would have been lower. Past performance, however, is no guarantee of future results.
The 7-day average yield of the Fund was 3.90% as of October 31, 2000. For investors in the 36% federal tax bracket who have Florida intangible assets of $200,000 or more, the tax equivalent yield was 6.19%.

The Florida TaxFree ShortTerm Fund
As of October 31, 2000, total net assets for the Fund were $31.2 million, compared with assets of $32.8 million on April 30, 2000 and $32.8 million on October 31, 1999. The portfolio had a dollar-weighted average maturity of
2.37 years and a 30-day SEC yield of 4.48% on October 31, 2000. This yield equates to a tax equivalent yield of 7.10% for a Floridian in the 36% federal tax bracket with Florida intangible assets of $200,000 or more.



The Florida TaxFree ShortTerm Fund is a variable net asset value mutual fund, and therefore the value of shares fluctuates with the movements of the short-term municipal bond market. The net asset value per share was $9.95 on October 31, 2000, compared with $9.84 on April 30, 2000, and $9.94 on October 31, 1999, contributing to a 4.70% cumulative total return on the Fund for the year ended October 31, 2000. The cumulative total return is based on changes in the net asset value per share over a given period and adjusted for dividends paid during that same period. The Fund paid dividends of 20 cents per share for the six month period ending October 31, 2000 and 40 cents per share for the year then ending.

The cumulative total return on the Fund since its inception November 22, 1993 through October 31, 2000 was 32.64%. This represents a return of 4.15% on an annualized basis. Another way of illustrating this return since inception would be that $10,000 invested on November 22, 1993 would have grown to $13,263.80 on October 31, 2000, including reinvestment of all distributions.

The Florida Intangible Tax
The Florida intangible tax is assessed against intangible assets such as stocks, bonds, and mutual funds as of January 1 each year.
Each of The Florida TaxFree Funds will ordinarily invest at least 65% of its assets in Florida obligations. While state-specific tax-free funds can invest up to 35% in out-of-state issues, your Funds' portfolio management committee intends to keep the Funds completely exempt from the Florida Intangible Tax by investing in only Florida or other exempt issues at the appropriate time.
We appreciate your investment in The Florida TaxFree Funds and urge you to contact us at 1-800-557-7555 whenever we can be of assistance.

Sincerely,
W. Robb Hough, Jr.
President
The Hough Group of Funds


The Florida TaxFree Money Market Fund
Statement of Investments
October 31, 2000
Variable Rate Demand Notes                     Principal            Value
                                               Amount
Florida (29.5%)


Capital Trust Agency, FL, Housing RB, (Community Loan Program), Series 1999A, 4.48%, 12/01/32, Anchor National Life Insurance Co., Payment & Liquidity Agreement, National Union Fire Insurance Co., GTY
                                              $3,000,000           $3,000,000

Collier County, FL HFA, Housing RB, (River Reach), 4.40%, 12/01/15,
Banco Santander Central Hispano, LOC           2,400,000            2,400,000

Dade County, FL IDA, Pollution Ctrl RB, (Florida Power & Light), 4.65%,
06/01/21                                       200,000              200,000

Dade County, FL IDA, Pollution Ctrl RB, (Florida Power & Light), 4.65%,
06/01/21                                       1,600,000            1,600,000

Dade County, FL IDA, IDB, (Arlington Sales), 4.85%, 06/01/08, Credit
Commercial de France, LOC                      1,050,000            1,050,000

Florida HFA, Housing RB, (Lakes of Northdale Project), Series D, 4.65%,
06/01/07, SouthTrust Bank of AL, LOC           2,065,000            2,065,000

Florida HFA, Housing RB, (Town Colony Development), 1983 Series E, 4.35%,
12/01/05, Credit Suisse First Boston, LOC      1,485,000            1,485,000

Florida Housing Finance Corp, Housing RB, (South Pointe Project), Series J,
4.30%, 02/15/28, FNMA Collateralized           1,000,000            1,000,000

Florida Local Government Finance Auth, IDB, (Lake Wales Medical Centers Project), Series A, 4.65%, 03/01/15, First Union National Bank, LOC
                                               1,048,000            1,048,000

Jacksonville, FL Electric Auth, Electric Util RB, Series B, 4.60%, 10/01/10,
Landesbank Hessen-Thuringen Girozentrale, SPBA 1,000,000            1,000,000

Jacksonville, FL, Industrial Development RB, (Coastal Industries), 4.75%,
08/01/08, ABN-AMRO Bank, N.V., LOC             375,000              375,000

Lake County, FL IDA, IDB, (Novelty Crystal Corp.), 4.85%, 03/01/09, Credit
Commercial de France, LOC                      1,225,000            1,225,000

Martin County, FL, Pollution Control RB, (Florida Power & Light), Series
2000, 4.70%, 07/15/22                          500,000              500,000

Miami-Dade County, FL IDA, Industrial Development RB, (Holy Cross Academy Project), 4.40%, 07/01/20, SunTrust Bank, N.A., LOC
                                               2,500,000            2,500,000

Orange County, FL Health Facilities Auth, Hospital RB, (Adventist Health Systems/Sunbelt Obligated Group), Floater Certificates - Series 171,
Series A, 4.58%, 11/15/14, FSA Insured, Morgan Stanley Dean Witter,
Liquidity Facility                             5,875,000            5,875,000

Palm Beach County, FL HFA, Housing RB, (Azalea Place Apartments), Series
1999A, 4.32%, 12/01/32, SunTrust Bank, LOC     500,000              500,000

Palm Beach County, FL, Water & Sewer RB, 4.75%, 10/01/11, AMBAC Insured,
First Union National Bank, SBPA                3,895,000            3,895,000

St. Lucie County, FL, Pollution Control, (Florida Power & Light), 4.70%,
9/1/28                                         4,200,000            4,200,000

St. Lucie County, FL, Solid Waste RB, (Florida Power & Light), Series 2000A,
4.85%, 01/15/27                                1,000,000            1,000,000

St. Petersburg, FL, Public Improv RB, (Florida International Museum Project), Series 1997A, 4.40%, 10/01/17, SunTrust Bank, Tampa Bay, LOC
                                               4,275,000            4,275,000

Sumter County, FL IDA, IDB, (Great Southern Wood, FL, Inc.), 4.70%,
04/01/05, SouthTrust Bank, LOC                 300,000              300,000

Volusia County, FL IDA, IDB, (RS Displays Inc. Project), 4.85%, 06/01/09,
Credit Commercial de France, LOC               625,000              625,000

Other (Non-Florida) (2.5%)
Brazos, TX River Auth, Pollution Control RB, (Texas Utilities Electric Co.), Series A, 4.75%, 04/01/30, Morgan Guaranty Trust Company, LOC
                                               2,400,000            2,400,000

Brazos, TX River Auth, Pollution Control RB, (Texas Utilities Electric Co.), Series '96A, 4.75%, 03/01/26, AMBAC Insured, Bank of New York, SBPA
                                               500,000              500,000

Southwestern IL Development Auth, Solid Waste RB, (Shell Oil Company, Wood
River Project), 4.75%, 11/01/25                600,000              600,000

Total Variable Rate Demand Notes (Cost $43,618,000)                 $43,618,000


                                               Principal
Municipal Bonds                                Amount               Value
Florida (57.1%)

Brevard County, FL School District, Tax Anticipation Notes, 4.60%, 06/29/01
                                              $2,000,000           $2,003,448

Broward County, FL, Gas Tax RB, 6.20%, 09/01/01, Escrowed to Maturity
                                               100,000              101,485

Broward County, FL School District, Revenue Anticipation Notes, Series B,
4.60%, 04/11/01                                2,250,000            2,253,323

Broward County, FL School District, Tax Anticipation Notes, 5.00%, 09/11/01
                                               1,750,000            1,760,386

Broward County, FL, Sales Tax RB, Commercial Paper, 4.20%, 11/02/00, Credit
Local de France, Line of Credit                1,010,000            1,010,000

Celebration Community Development District, FL, Special Assessment RB,
5.25%, 05/01/01, MBIA Insured                  200,000              200,766

Crescent City, FL, Water & Sewer RB, Bond Anticipation Notes, 5.00%,
04/01/01                                       1,625,000            1,627,596

Dade County, FL, Transportation RB, (Seaport Bonds), 6.25%, 10/01/01,
Pre-refunded @ 101                             75,000               76,947

Dade County, FL School Board, Certificates of Participation, Series A,
4.60%, 05/01/01, Escrowed to Maturity          500,000              500,000

Dunedin, FL, Hospital RB, (Mease Health Care), 4.60%, 11/15/00, MBIA Insured
                                               350,000              350,034

Essex County, FL Improvement Auth, Public Improv RB, 7.00%, 12/01/00,
Pre-refunded @ 102                             225,000              229,939

First Florida Governmental Financing Commission, IDB, Series A, 4.40%,
07/01/01, MBIA Insured                         200,000              200,000

Florida Rural Utilities Financing Commission, Public Improv RB, (Public
Projects Construction), 5.25%, 09/01/01        2,875,000            2,895,737

Florida State Board of Education, GO Bonds, Series A, 6.75%, 06/01/01,
Pre-refunded @ 101                             100,000              102,209

Florida State Board of Education, GO Bonds, Series A, 6.75%, 06/01/01,
Pre-refunded @ 101                             200,000              204,587

Florida State Board of Education, GO Bonds, Series A, 4.70%, 06/01/01
                                               500,000              501,107

Florida State Board of Education, GO Bonds, Series A, 4.10%, 01/01/01
                                               100,000              99,976

Florida State Board of Education, GO Bonds, (Capital Outlay), 6.00%,
01/01/01                                       2,240,000            2,246,944

Florida State Board of Education, GO Bonds, (Capital Outlay), Series A,
5.00%, 06/01/01                                2,915,000            2,927,312

Florida State Division of Bond Finance, Department of General Services, Sales Tax RB, (Dept of Natural Resources-Preservation 2000), Series A,
6.60%, 07/01/01, Pre-refunded @ 102            450,000              465,240

Florida State Division of Bond Finance, Department of General Services,
Sales Tax RB, (Dept of Natural Resources-Preservation 2000), Series A,
6.40%, 07/01/01, Pre-refunded @ 102            1,000,000            1,033,100

Florida State Division of Bond Finance, Department of General Services, Sales Tax RB, (Dept of Natural Resources-Preservation 2000), Series A,
6.75%, 07/01/01, Pre-refunded @ 102            35,000               36,168

Florida State Division of Bond Finance, Department of General Services, Sales Tax RB, (Dept of Natural Resources-Preservation 2000), Series A,
4.50%, 07/01/01, MBIA Insured                  150,000              150,090

Florida State Division of Bond Finance, Department of General Services, Public Improv RB, (Dept of Natural Resources-Preservation 2000),
Series B, 5.00%, 07/01/01, FSA Insured         2,000,000            2,008,987

Florida Local Government Commission, Commercial Paper, (Florida Association of Counties Pooled Program), 4.20%, 11/03/00, First Union National Bank,
LOC                                            2,915,000            2,915,000

Florida Local Government Commission, Commercial Paper, (Florida Pooled Program), Series B, 4.25%, 11/08/00, First Union National Bank, LOC
                                               2,000,000            2,000,000

Florida Municipal Power Agency, Commercial Paper, Pooled Loan Project, 4.10%,
11/06/00, First Union National Bank of NC, LOC 1,458,000            1,458,000

Fort Lauderdale, FL, GO Bonds, (Parking Improvement Project), 4.80%,
01/01/01                                       100,000              100,073

Gainesville, FL Utility System, Electric Util RB, CP Notes, Series C, 4.15%,
11/13/00, Bayerische Landesbank, LOC           1,400,000            1,400,000

Highlands County, FL School Board, Certificates of Participation, 4.20%,
03/01/01, MBIA Insured                         285,000              285,000

Hillsborough County, FL, Public Improv RB, (City Center Project), Series B,
5.00%, 07/01/01, MBIA Insured                  100,000              100,447

Indian River County, FL, Water & Sewer RB, 6.50%, 05/01/01, Pre-refunded@102
                                               100,000              102,762

Jacksonville, FL, GO Bonds, (Commercial Paper Program), 4.10%, 11/10/00, Morgan Guaranty, Bayerische Landesbank Girozentrale, SunBank, LOC
                                               9,800,000            9,800,000

Jacksonville, FL, Commercial Paper, (Florida Power & Light), Series 1992,
4.20%, 11/01/00                                2,800,000            2,800,000

Jacksonville, FL, Commercial Paper, (Florida Power & Light), Series 1992,
4.20%, 11/01/00                                2,500,000            2,500,000

Lee County, FL Hospital Board of Directors, Hospital RB, (Lee Memorial
Hospital), 6.60%, 04/01/01, Pre-refunded @ 102 4,000,000            4,117,523

Lee County, FL Hospital Board of Directors, Hospital RB, (Lee Memorial Hospital Project), Commercial Paper, 1995 Series A, 4.35%, 12/06/00,
SunTrust Bank, Central FL, LOC                 1,500,000            1,500,000

Lee County, FL Hospital Board of Directors, Hospital RB, (Lee Memorial Hospital Project), Commercial Paper, Series D, 4.35%, 12/06/00, SunTrust
Bank, Central FL, LOC                          1,800,000            1,800,000

Longboat Key, FL Beach Erosion Control District A, GO Bonds, 5.10%,
02/01/01, MBIA Insured                         100,000              100,194

Orange County, FL, Commercial Paper, 4.15%, 12/04/00, NationsBank, N.A.,
Liquidity Facility                             3,400,000            3,400,000

Orange County, FL School Board, Certificates of Participation, 5.00%,
08/01/01, AMBAC Insured                        1,655,000            1,662,746

Orlando Utilities Commission, Water & Electric RB, (CP Program), Series 1999 A, 4.25%, 01/18/00, Morgan Guaranty Trust Company of New York, LOC
                                               3,000,000            3,000,000

Palm Beach County, FL Health Facilities Auth, Hospital RB, (Pooled Hospital Loan Project), Commercial Paper, 4.35%, 11/27/00, MBIA Insured, Credit
Suisse, SBPA                                   2,500,000            2,500,000

Palm Beach County, FL HFA, Housing RB, (Single Family Homeowner), Series A-2,
4.65%, 05/01/01, GNMA/FNMA Collateralized      1,225,000            1,225,000

Polk County, FL, Public Improv RB, 3.85%, 12/01/00, FSA Insured
                                               200,000              199,895

Putnam County, FL Development Auth, Pollution Ctrl RB, (Seminole Electric Cooperative, Inc.), Series D, 4.35%, 12/15/00, National Rural Utilities Cooperative Finance Corporation, GTY, Mandatory Tender @ 100
                                               500,000              500,000

Putnam County, FL Development Auth, Pollution Ctrl RB, (Seminole Electric Cooperative, Inc.), Series H-3, 4.15%, 03/15/01, National Rural Utilities Cooperative Finance Corporation, GTY, Mandatory Tender @ 100
                                               1,000,000            1,000,000

St. Lucie County, FL, Public Improv RB, (800 MHZ Radio System Project),
Series A, 4.20%, 04/01/01, MBIA Insured q      150,000              150,000

St. Lucie County, FL School District, GO Bonds, Series A, 3.90%, 02/01/01,
FSA Insured                                    150,000              149,871

St. Lucie County, FL, Commercial Paper, (Florida Power & Light), 4.10%,
11/07/00                                       2,500,000            2,500,000

St. Lucie County, FL, Commercial Paper, (Florida Power & Light), 4.25%,
12/05/00                                       3,250,000            3,250,000

Sunshine State Governmental Financing Comm, Commercial Paper, 4.35%, 01/05/01, FGIC Insured, SBPA: Bank of Nova Scotia
                                               4,539,000            4,539,000

Tampa - Hillsborough County, FL Expressway Auth, Transportation RB, 6.50%,
07/01/01, AMBAC Insured                        500,000              500,000

West Palm Beach, FL, GO Bonds, 4.40%, 03/01/01 390,000              390,188

Other (Non-Florida) (10.9%)
Bergen County, NJ Utilities Auth, Water & Sewer RB, Series B, Zero Coupon,
12/15/00, Pre-refunded @ 45.055                150,000              67,215

Connecticut State Special Assessment Unemployment Compensation Advisors Fund, Special Assessment RB, Series A, (Connecticut Unemployment), 5.50%, 11/15/00,
AMBAC Insured                                  250,000              250,093

Cook County, IL, GO Bonds, 7.05%, 11/01/00, MBIA Insured
                                               250,000              250,000

Cook County, IL, GO Bonds, Series A, 5.90%, 11/15/00, MBIA Insured
                                               200,000              200,122

Denver, CO City and County Airport, Transportation RB, Series B, 4.80%,
11/15/00, MBIA Insured                         500,000              500,074

Florence County, SC, Hospital RB, (McLeod Regional Medical Center Project),
6.75%, 11/01/00, Pre-refunded @ 102            290,000              295,800

Georgia, State of, GO Bond, Series B, 6.70%, 11/01/00, Pre-refunded @ 102
                                               1,000,000            1,020,000

Houston, TX, Water & Sewer RB, Prior Lien, 7.375%, 12/01/00,
Pre-refunded @ 102                             500,000              511,232

Houston, TX, Water & Sewer RB, Prior Lien, 7.40%, 12/01/00,
Pre-refunded @ 102                             700,000              715,680

Maine Municipal Bond Bank, GO Bonds, Series B, 5.30%, 11/01/00, AMBAC Insured
                                               500,000              500,000

Michigan Municipal Bond Auth, IDB, (Local Government Loan Program),
Series A, 4.55%, 11/01/00, AMBAC Insured       250,000              250,000

Montgomery County, OH, Solid Waste RB, 5.00%, 11/01/00, MBIA Insured
                                               1,000,000            1,000,000

Nassau County, NY, GO Bonds, Series P, 6.30%, 11/01/00, FGIC Insured
                                               100,000              100,000

Neenah-Menasha, WI Sewer Commission, Bond Anticipation Notes, 5.75%,
12/01/00                                       175,000              175,125

Ohio State Public Facilities Commission, Public Improv RB, Series II-B,
5.375%, 11/01/00, AMBAC Insured                400,000              400,000

Pierce County, WA Public Transportation Benefit Area Corp, Public Improv RB, (Limited Sales Tax), 5.80%, 12/01/00, FGIC Insured
                                               250,000              250,308

Prince William County, VA, GO Bonds, Series A, 5.60%, 12/01/00
                                               200,000              200,174

Prince William County, VA, GO Bonds, Series A, 6.10%, 12/01/00,
Pre-refunded @ 102                             1,000,000            1,021,386

Providence, RI Public Building Auth, Public Improv RB, Series A, 6.90%,
12/15/00, Pre-refunded @ 102                   200,000              204,597

St. Charles Parish, LA, Public Improv RB, Series ST-96, 4.50%, 12/01/00,
MBIA Insured                                   80,000               80,000

Shelby County, TN, GO Bonds, Series A, 6.25%, 12/01/00, Pre-refunded @ 102
                                               100,000              102,144

Virgin Islands Water & Power Auth, Electric Util RB, Series A, 7.40%,
07/01/01, Pre-refunded @ 102                   5,000,000            5,195,397

Washington State Health Care Auth, Hospital RB, (Empire Health Services
Spokane), 5.20%, 11/01/00, MBIA Insured        1,500,000            1,500,000

Will County, IL Community United School District No. 365, GO Bonds,
Series A, 5.25%, 11/01/00, FSA Insured         175,000              175,000

Wisconsin State Health & Educational Facilities Auth, Higher Education RB, (Medical College Wisconsin, Inc. Project), 4.40%, 12/01/00, MBIA Insured
                                               200,000              200,000

Total Municipal Bonds (Cost $94,102,427)                        $94,102,427

Total Investments (100%) (Cost $137,720,427)                    $137,720,427

Summary of Ratings (Unaudited):
AAA/Equivalent 98%, AA/Equivalent 2%
Average Portfolio Maturity: 66 Days



The Florida TaxFree Shortterm Fund
Statement of Investments
October 31, 2000 (Unaudited)

Variable Rate Demand Notes
                                               Principal
                                               Amount               Value
Florida (1.6%)
St. Lucie County, FL, Solid Waste RB, (Florida Power & Light), Series 2000A,
4.70%, 01/15/27                                500,000              500,000

Other (Non-Florida) (1.4%)
Los Angeles County, CA IDA, IDB, (Socransky Children's Fund), 4.90%,
12/01/05, Dai-Ichi Kangyo Bank Ltd., LOC       125,000              125,000

Los Angeles County, CA IDA, IDB, (353 Properties Ltd. Partnership), 4.90%,
12/01/05, Dai-Ichi Kangyo Bank Ltd., LOC       300,000              300,000

Total Variable Rate Demand Notes (Cost $925,000)                    $925,000


Municipal Bonds                                Principal
                                               Amount               Value
Florida (90.1%)

Altamonte Springs, FL Community Redevelopment Agency, Tax Increment RB,
5.50%, 04/01/02                               $150,000             $152,043

Baker County, FL Hospital Auth, Hospital RB, Series 1998, 4.30%, 12/01/03,
ACA Insured                                    305,000              294,987

Baker County, FL Hospital Auth, Hospital RB, Series 1998, 4.40%, 12/01/04,
ACA Insured                                    320,000              307,894

Bay Medical Center, FL, Hospital RB, (Bay Medical Center Project), 4.70%,
10/01/02, AMBAC Insured                        100,000              100,322

Brevard County, FL Solid Waste Management System, Solid Waste RB, 4.00%,
04/01/01, FSA Insured                          100,000              99,785

Broward County, FL Airport System, Transportation RB, (Passenger Facility Charge/Convertible Lien Bonds), Series 1998H-1, 4.50%, 10/01/04, AMBAC
Insured                                        300,000              298,821

Broward County, FL Educational Facilities Auth, Higher Education RB, (Nova Southeastern University Project), 5.40%, 04/01/02, Connie Lee Insured
                                               75,000               75,922

Broward County, FL Health Facilities Auth, Hospital RB, (North Beach Hospital Project), 6.50%, 08/15/01, MBIA Insured
                                               100,000              101,596

Broward County, FL, Public Improv RB, (Tourist Development Tax Special Rev - Convention Center), Zero Coupon, 10/01/01, Escrowed to Maturity
                                               450,000              432,311

Canaveral, FL, Transportation RB, 5.40%, 06/01/02, FGIC Insured
                                               100,000              101,474

Celebration Community Development District, FL, Special Assessment RB,
Series B, 4.60%, 05/01/03, MBIA Insured        250,000              250,700

Clay County, FL HFA, Single Family Mortgage RB, (Multi-County Program),
4.80%, 04/01/02, GNMA/FNMA Collateralized      115,000              115,384

Clay County, FL HFA, Single Family Mortgage RB, (Multi-County Program),
4.50%, 04/01/03, GNMA/FNMA Collateralized      235,000              234,514

Clearwater, FL Housing Auth, Housing RB, (Hamptons Apartments), 8.25%,
05/01/04, Pre-refunded @ 103                   600,000              677,034

Coral Springs, FL, GO Bonds, 4.25%, 04/01/01   50,000               49,991

Dade County, FL, GO Bonds, 5.25%, 11/01/04, FGIC Insured
                                               50,000               51,247

Dade County, FL Aviation Auth, Transportation RB, Series X, 5.25%, 10/01/01
                                               100,000              100,838

Dade County, FL, Guaranteed Entitlement Spl Assmt Bonds, Series B, Zero
Coupon, 02/01/01, MBIA Insured                 250,000              247,315

Dade County, FL School Board, Certificates of Participation, 5.00%,
Series A, 05/01/01, Escrowed to Maturity       125,000              125,454

Dade County, FL School Board, Certificates of Participation, Series A, 5.50%,
05/01/04, Pre-refunded @ 101                   430,000              447,725

Dade County, FL School Board, Certificates of Participation, Series B, 5.60%,
08/01/06, Pre-refunded @ 101                   115,000              121,863

Dade County, FL School District, GO Bonds, 5.50%, 08/01/04, Pre-refunded@101
                                               100,000              104,320

Dade County, FL, Public Improv RB, Special Obligation, (Courthouse Center
Project), 6.35%, 04/01/04, Pre-refunded @ 102  495,000              531,650

Escambia County, FL Health Facilities Auth, Hospital RB, (Azalea Trace, Inc.
Project), 5.25%, 01/01/03                      300,000              292,173

Escambia County, FL Health Facilities Auth, Hospital RB, (Baptist Hospital &
Baptist Manor Project), 4.10%, 10/01/01        375,000              370,661

Escambia County, FL Health Facilities Auth, Hospital R B, (Baptist Hospital
& Baptist Manor Project), 4.20%, 10/01/02      165,000              160,035

Escambia County, FL Health Facilities Auth, Hospital RB, (Baptist Hospital &
Baptist Manor Project), 4.40%, 10/01/03        210,000             201,338

Escambia County, FL Health Facilities Auth, Hospital RB, (Charity Obligated
Group), Series C, 3.90%, 11/01/04              250,000              244,750

Escambia County, FL HFA, Single Family Mortgage RB, (Multi-County Program), Series A, 4.70%, 04/01/01, GNMA Collateralized
                                               90,000               90,080

Escambia County, FL HFA, Single Family Mortgage RB, (Multi-County Program),
Series A, 4.50%, 04/01/03, GNMA Collateralized 240,000              239,503

Escambia County, FL HFA, Single Family Mortgage RB, (Multi-County Program),
4.10%, 04/01/04, GNMA Collateralized           145,000              141,437

Escambia County, FL School Board, Certificates of Participation, 6.25%,
02/01/02, Pre-refunded @ 100                   45,000               46,016

Florida Development Finance Corporation, IRB, (FDFC Guaranty Program), 1997
Series B, 4.90%, 05/01/03, AMBAC Insured       40,000               40,252

Florida Gas Utility, Electric Util RB, (Gas Project No. 1), 5.00%, 12/01/03,
FSA Insured                                    250,000              249,215

Florida HFA, General Mortgage RB, Series A, 5.75%, 06/01/02, FHA Insured
                                               45,000               45,900

Florida HFA, Housing RB, Single Family Mortgage RB, 1995 Series A, 5.70%,
01/01/01, GNMA Collateralized                  70,000               70,130

Florida HFA, Rfdg Homeowner Mortgage & RB, Series 2, 5.20%, 01/01/02
                                               220,000              221,586

Florida HFA, Housing RB, Series C, 4.90%, 08/01/01, FNMA Collateralized
                                               150,000              150,426

Florida State, GO Bonds, (Pollution Ctrl), Series Y, 6.50%, 07/01/02,
Pre-refunded @ 101                             175,000              182,555

Florida State, GO Bonds, (Pollution Ctrl), Series Y, 6.60%, 07/01/02,
Pre-refunded @ 101                             135,000              141,041

Florida State, GO Bonds, (Jacksonville Transportation, Sr. Lien), 6.40%,
07/01/02, Pre-refunded @ 101                   170,000              177,069

Florida State Department of Transportation, GO Bonds, (Right-of-Way Acquisition and Bridge Construction), Series 1997A, 6.40%, 07/01/02
                                               200,000              206,260

Florida State Board of Education, GO Bonds, Series C, 5.40%, 06/01/03
                                               60,000               61,327

Florida State Board of Education, GO Bonds, Series A, 6.75%, 06/01/01,
Pre-refunded @ 101                             175,000              179,170

Florida State Board of Education, GO Bonds, Series C, 6.50%, 06/01/02,
Pre-refunded @ 101                             400,000              416,636

Florida State Board of Education, GO Bonds, Series C, 6.625%, 06/01/02,
Pre-refunded @ 101                             100,000              104,347

Florida State Board of Education, GO Bonds, Series B, 6.00%, 06/01/02,
Pre-refunded @ 101                             295,000              305,045

Florida State Board of Education, GO Bonds, Series B, 6.00%, 06/01/02,
Pre-refunded @ 101                             85,000               87,901

Florida State Board of Education, GO Bonds, Series A, 6.50%, 06/01/03
                                               300,000              314,586

Florida State Board of Education, GO Bonds, Series A, 5.00%, 06/01/04
                                               200,000              203,198

Florida State Board of Regents, Certificates of Participation, State University System, (FL Atlantic University Foundation, Inc.), 4.00%,
05/01/04, Asset Guaranty Insured               125,000              121,693

Florida State Division of Bond Finance, Department of General Services, Sales Tax RB, (Dept of Natural Resources-Preservation 2000), Series A,
6.75%, 07/01/01, Pre-refunded @ 102            100,000              103,550

Florida State Division of Bond Finance, Department of General Services, Public Improv RB, (Dept of Natural Resources-Preservation 2000), Series A,
6.25%, 07/01/02, Pre-refunded @ 101            100,000              103,921

Florida State Division of Bond Finance, Department of General Services, Public Improv RB, (Dept of Natural Resources-Preservation 2000), Series A,
6.25%, 07/01/02, Pre-refunded @ 101            175,000              181,862

Florida State Division of Bond Finance, Department of General Services, Public Improv RB, (Dept of Natural Resources-Preservation 2000), Series A,
6.00%, 07/01/03, AMBAC Insured                 500,000              518,195

Florida State Division of Bond Finance, Investment Fraud Restoration Financing Corp, Miscellaneous RB, 3.85%, 05/01/04, MBIA Insured
                                               250,000              242,353

Florida Municipal Power Agency, Electric Util RB, (St. Lucie Project), 5.00%,
10/01/01, FGIC Insured                         100,000              100,617

Florida State Turnpike Auth, Transportation RB, Series A, 6.25%, 07/01/01,
Pre-refunded @ 100                             45,000               45,577

Gulf Breeze, FL, Public Improv RB, (Local Government Loan Program), Series 1985B, 4.50%, 12/01/04, FGIC Insured, Mandatory Tender @ 100
                                               590,000              589,681

Halifax Hospital Medical Center, FL, Hospital RB, (Halifax Management Systems),
Series A, 4.50%, 04/01/05, ACA Insured         240,000              231,898

Hernando County, FL School District, GO Bonds, 5.10%, 09/01/01, MBIA Insured
                                               120,000              120,767

Hillsborough County, FL Aviation Auth, Transportation RB, (Tampa International
Arpt), Series A, 5.00%, 10/01/01, AMBAC Insured
                                               250,000              251,320

Homestead, FL, Special Assessment RB, (Hurricane Andrew), 5.25%, 03/01/03,
Escrowed to Maturity                           140,000              142,472

Indian Trace Community Development District, FL, Water Management-Special Benefit Bonds, Series A, 5.10%, 05/01/01, MBIA Insured
                                               250,000              250,995

Indian Trace Community Development District, FL, Water Management-Special Benefit Bonds, Series A, 5.20%, 05/01/02, MBIA Insured
                                               35,000               35,391

Inland Protection Financing Corp, FL, Solid Waste RB, (Special Obligation),
5.00%, 01/01/02, FSA Insured                   300,000              301,932

Jacksonville Beach, FL, Electric Utility RB, 6.75%, 10/01/01,
Pre-refunded @ 102                             115,000              119,751

Jacksonville, FL, Capital Improv RB, (Gator Bowl Project), 5.15%, 10/01/02,
AMBAC Insured                                  100,000              101,320

Jacksonville, FL, Capital Improv RB, (Gator Bowl Project), 6.00%, 10/01/04,
Pre-refunded @ 101                             165,000              175,286

Jacksonville, FL Electric Auth, Electric Util RB, Series 3-A, 4.50%,
10/01/05                                       500,000              497,400

Jacksonville, FL, Excise Tax RB, 5.65%, 10/01/05, Escrowed to Maturity
                                               280,000              292,530

Jacksonville, FL Health Facilities Auth, Hospital RB, 7.375%, 07/01/02,
Pre-refunded @ 100                             50,000               52,305

Jacksonville, FL Health Facilities Auth, Hospital RB, (National Benevolent Association-Cypress Village Project), Series 1996A, 5.00%, 12/01/00
                                               125,000              125,005

Jacksonville, FL Health Facilities Auth, Hospital RB, (National Benevolent Association-Cypress Village Project), Series 1996A, 5.20%, 12/01/01
                                               130,000              129,995

Jacksonville, FL Health Facilities Auth, Hospital RB, (National Benevolent Association-Cypress Village Florida Project), Series 2000A, 5.50%
03/01/02                                       120,000              120,875

Jacksonville, FL Health Facilities Auth, Hospital RB, (National Benevolent Association-Cypress Village Florida Project), Series 2000A, 5.75%
03/01/03                                       125,000              127,081

Lakeland, FL, Hospital RB, (Lakeland Regional Medical Center), 4.20%,
11/15/02, MBIA Insured                         90,000               89,161

Largo, FL, Hospital RB, (Sun Coast Health System), 5.75%, 03/01/01
                                               285,000              284,558

Lee County, FL HFA, Single Family Mortgage RB, (Multi-County Program), Series A, Subseries 2, 5.25%, 03/01/02, GNMA Collateralized
                                               40,000               40,354

Lee County, FL HFA, Single Family Mortgage RB, (Multi-County Program), Series 1996A, Subseries 3, 5.10%, 03/01/01, GNMA Collateralized
                                               35,000               35,068

Lee County, FL School Board, Certificates of Participation, Series A, 6.25%,
08/01/01, Pre-refunded @ 102                   80,000               82,705

Lee County, FL School Board, Certificates of Participation, Series A, 4.85%,
08/01/03, FSA Insured                          50,000               50,405

Lee County, FL School Board, Certificates of Participation, Series A, 5.50%,
08/01/03, Pre-refunded @ 102                   230,000              240,295

Lee County, FL School Board, Certificates of Participation, Series A, 4.30%,
08/01/01, FSA Insured                          50,000               49,997

Lee County, FL IDA, Water & Sewer RB, (Bonita Springs Utilities Project),
4.80%, 11/01/01, MBIA Insured                  70,000               70,216

Lee County, FL IDA, Water & Sewer RB, (Bonita Springs Utilities Project),
4.75%, 11/01/04, FSA Insured                   185,000              185,599

Lee County, FL IDA, Water & Sewer RB, (Bonita Springs Utilities Project),
4.75%, 11/01/05, FSA Insured                   210,000              210,477

Lee County, FL, Public Improv RB, (Local Option Gas Tax Revenues), 4.70%,
10/01/03, FGIC Insured                         100,000              100,590

Lee County, FL Solid Waste System, Solid Waste RB, Series A, 6.90%, 10/01/03,
MBIA Insured                                   100,000              103,869

Lee County, FL Solid Waste System, Solid Waste RB, Series A, 4.50%, 10/01/01,
MBIA Insured                                   95,000               95,081

Manatee County, FL HFA, Single Family Mortgage RB, Subseries 1, 5.375%,
05/01/02, GNMA Collateralized                  35,000               35,413

Marion County, FL Hospital District, Hospital RB, (Munroe Regional Health
System), Series 1999, 4.375%, 10/01/02         250,000              245,528

Miami Beach, FL Health Facilities Auth, Hospital RB, (South Shore Hospital),
Series A, 4.30%, 08/01/03, ACA Insured         385,000              375,240

Miami Beach, FL Redevelopment Agcy, Tax Increm RB, (City Center/Historic
Conv Village), 4.90%, 12/01/01                 50,000               49,972

Miami Beach, FL Redevelopment Agcy, Tax Increm RB, (Historic Conv Village),
Series B, 5.25%, 12/01/01                      160,000              160,824

Miami-Dade County, FL, Special Obligation RB, Series C, Zero Coupon,
10/01/03, MBIA Insured                         250,000              218,128

Miami-Dade County, FL Aviation Auth, Transportation RB, Series A, 4.20%,
10/01/03, FGIC Insured                         250,000              246,093

Miami, FL Health Facilities Auth, Hospital RB, (Mercy Hospital), 6.45%,
08/01/01, AMBAC Insured                        100,000              101,482

Miami, FL Health Facilities Auth, Hospital RB, (Mercy Hospital), 6.85%,
08/01/01, Pre-refunded @ 102                   250,000              259,538

North Broward, FL Hospital District, Hospital RB, 6.50%, 01/01/02,
Pre-refunded @ 102                             550,000              573,606

North Miami, FL Health Facilities Auth, Hospital RB, (Catholic Health Services Obligation Group), 5.10%, 08/15/04, SunTrust Bank, Central
Florida, LOC                                   190,000              190,828

Orange County, FL Health Facilities Auth, Hospital RB, (Orlando Regional Healthcare), Series A, 5.15%, 11/01/00, Escrowed to Maturity
                                               50,000               50,000

Orange County, FL Health Facilities Auth, Hospital RB, (Orlando Regional Healthcare), Series A, 5.15%, 11/01/00, MBIA Insured
                                               25,000               25,000

Orange County, FL Health Facilities Auth, Hospital RB, (Adventist Health
System), 5.50%, 11/15/03                       250,000              249,925

Orange County, FL HFA, Single Family Mortgage RB, Series A, 5.05%, 04/01/02,
GNMA/FNMA Collateralized                       75,000               75,504

Orange County, FL HFA, Single Family Mortgage RB, Series A, 4.70%, 03/01/02,
GNMA/FNMA Collateralized                       230,000              230,426

Orange County, FL, Public Improv RB, (Tourist Development Tax), Series B,
6.50%, 10/01/02, Pre-refunded @ 102            295,000              311,874

Osceola County, FL HFA, Multifamily Housing RB, (Tierra Vista Apartments Project), Series A, 4.85%, 06/01/03, FSA Insured
                                               60,000               60,243

Osceola County, FL, Sales Tax RB, 3.95%, 04/01/04, FSA Insured
                                               150,000              146,087

Osceola County, FL School Board, Certificates of Participation, Series A, (Four Corners Charter School), 4.25%, 08/01/01, MBIA Insured
                                               180,000              179,876

Osceola County, FL School Board, Certificates of Participation, Series A, (Four Corners Charter School), 5.00%, 08/01/05, MBIA Insured
                                               215,000              218,621

Palm Beach County, FL Health Facilities Auth, Hospital RB, (The Waterford
Project), Series 1997, 5.00%, 10/01/03         150,000              146,156

Palm Beach County, FL Health Facilities Auth, Hospital RB, (Birch Corp
Obligated Group), Series A, 5.00%, 12/01/01    145,000              145,840

Palm Beach, FL HFA, Housing RB, (Lake Crystal Apts Project), 4.20%,
12/01/04, FHLMC Collateralized                 130,000              128,891

Palm Beach County, FL, IDB, (The Henry Morrison Flagler Museum Project), 4.25%, 11/01/01, The Northern Trust Company, LOC, Mandatory Tender @ 100
                                               1,000,000            1,000,000

Palm Beach County, FL School District, Certificates of Participation,
Series A, 5.50%, 08/01/01, AMBAC Insured       100,000              100,866

Pasco County, FL School Board, Certificates of Participation, Series A,
6.20%, 08/01/02, Escrowed to Maturity          250,000              257,625

Pasco County, FL, Solid Waste RB, 5.375%, 04/01/01, AMBAC Insured
                                               250,000              250,903

Pinellas County, FL HFA, Single Family Mortgage RB, Series 1997C, 4.60%,
09/01/02, GNMA Collateralized                  100,000              100,081

Pinellas County, FL Educational Facilities Auth, Higher Education RB,
(Eckerd College Issue), 6.25%, 08/01/02        50,000               50,677

Pinellas County, FL Educational Facilities Auth, Industrial Development RB, (College Harbor Issue), Senior Lien, Series 1996A, 7.25%, 12/01/02
                                               280,000              293,286

Pinellas County, FL Educational Facilities Auth, Industrial Development RB, (College Harbor Issue), Junior Lien, Series 1996B, 5.40%, 12/01/00
                                               60,000               60,043

Pinellas County, FL Educational Facilities Auth, Industrial Development RB, (College Harbor Issue), Junior Lien, Series 1996B, 5.60%, 12/01/01
                                               60,000               60,527

Pinellas County, FL Educational Facilities Auth, Industrial Development RB, (College Harbor Issue), Junior Lien, Series 1996B, 5.70%, 12/01/02
                                               65,000               66,115

Pinellas County, FL, Solid Waste RB, (Resource Recovery), 5.10%, 10/01/03,
MBIA Insured                                   250,000              252,478

Pinellas County, FL, Water & Sewer RB, 5.70%, 10/01/02, Pre-refunded @ 102
                                               165,000              172,044

Plantation, FL, Water & Sewer RB, Zero Coupon, 03/01/03, MBIA Insured
                                               135,000              121,053

Polk County, FL School Board, Certificates of Participation, (School District Financing Program), 6.375%, 01/01/01, Pre-refunded @ 102
                                               100,000              102,312

Port Everglades, FL Port Auth, Transportation RB, Series A, Zero Coupon,
09/01/01, FGIC Insured                         60,000               57,816

Port of Palm Beach District, FL, Transportation RB, Series A, 4.60%,
09/01/05, MBIA Insured                         500,000              497,420

Port St. Lucie, FL, Water & Sewer RB, Series 1996A, Zero Coupon, 09/01/01,
Escrowed to Maturity                           150,000              144,633

St. Johns County, FL IDA, Hospital RB, (Flagler Hospital Project), 5.60%,
08/01/01                                       185,000              185,923

St. Lucie County, FL School Board, Certificates of Participation, 5.00%,
07/01/03, FSA Insured                          55,000               55,638

St. Petersburg, FL Health Facilities Auth, Hospital RB, (All Children's Hospital), Series A, 6.30%, 11/15/04, MBIA Insured
                                               50,000               52,633

Sarasota County, FL Health Facilities Auth, Hospital RB, (Sunnyside Properties Project), Series 1995, 5.50%, 05/15/01
                                               174,000              173,833

Sarasota County, FL, Public Improv RB, (Infrastructure Sales Surtax Rev),
3.70%, 09/01/03, FSA Insured                   125,000              121,200

Sarasota County, FL, Public Improv RB, (Infrastructure Sales Surtax Rev),
3.80%, 09/01/04, FSA Insured                   125,000              120,535

Seminole County, FL School Board, Certificates of Participation, Series A,
6.125%, 07/01/04, Pre-refunded @ 102           185,000              198,303

Seminole, FL Water Control District, Spl Assmt Bonds, (Unit of Development
No. 2), Series 1996, 5.95%, 08/01/01           80,000               80,602

South Broward Hospital District, FL, Hospital RB, 5.05%, 05/01/04, AMBAC
Insured                                        100,000              101,405

South Lake County, FL Hospital District, Hospital RB, (South Lake Hospital,
Inc.), 4.625%, 10/01/04                        65,000               63,101

Sunrise Lakes, FL, GO Bonds, (Phase 4 Recreation Dist), 4.125%, 08/01/04,
AMBAC Insured                                  100,000              98,284

Tallahassee, FL, Electric Util RB, Series A, 4.00%, 10/01/04, FSA Insured
                                               100,000              97,339

Tallahassee, FL Health Facilities, Hospital RB, (Tallahassee Memorial Regional Medical Center), Series B, 5.30%, 12/01/00, MBIA Insured
                                               75,000               75,053

Tallahassee, FL Health Facilities, Hospital RB, (Tallahassee Memorial Regional Medical Center), Series B, 5.625%, 12/01/03, MBIA Insured
                                               200,000              205,928

Tallahassee, FL Municipal Airport, Airport Rfdg RB, 4.60%, 10/01/01, AMBAC
Insured                                        165,000              165,285

University of South Florida, University Rev Housing Facilities RB,
Series A, 7.00%, 07/01/02, MBIA Insured        185,000              192,548

Volusia County, FL Health Facilities Auth, Hospital RB, (John Knox Project), Series A, 5.50%, 06/01/05, Asset Guaranty Insured
                                               300,000              307,902

Volusia County, FL, Special Assessment RB, (Bethune Beach Wastewater Project),
6.60%, 07/01/01                                95,000               95,447

West Orange, FL Healthcare District, Hospital RB, Series 1999A, 5.00%,
02/01/04                                       500,000              494,515

Winter Park, FL , GO Bonds, 4.55%, 07/01/01    50,000               50,079

Other (Non-Florida) (6.9%)
Berkeley County, WV Building Commission, Hospital RB, (City Hospital
Project), 5.90%, 11/01/00                      250,000              250,000

Guam, Government of, GO Bonds, Series A, 4.90%, 11/15/04
                                               500,000              503,000

Hawaii, State of, GO Bonds, Series CI, 4.00%, 11/01/00
                                               250,000              250,000

Oconto County, WI, GO Bonds, (Promissory Notes), 4.40%, 12/01/00
                                               100,000              99,996

Puerto Rico Electric Power Auth, Electric Util RB, Series X, 4.75%,
07/01/02, MBIA Insured                         75,000               75,783

Puerto Rico Housing Bank and Finance Agency, Housing RB, (Commonwealth Appropriations - Subsidy Prepayment), 4.75%, 12/01/00
                                               240,000              240,098

Upper Arlington, OH City Schools, GO Bonds, 6.50%, 12/01/00
                                               220,000              220,370

Virgin Islands Port Auth, Transportation RB, (Rohlsen Terminal), Series
1998A, 4.35%, 09/01/03                         455,000              446,778

Total Municipal Bonds (Cost $29,834,298)                       $ 29,722,587

Total Investments (100%) (Cost $30,759,298)                    $ 30,647,587

Summary of Ratings (Unaudited): AAA/Equivalent 61%, AA/Equivalent 9%, A/Equivalent 14%, BBB/Equivalent 10%, Other 6%
Average Portfolio Maturity:  2.18 Years


The Florida TaxFree Funds
Statements of Assets and Liabilities
October 31, 2000 (Unaudited)
                                        Money Fund              Shortterm Fund
ASSETS

Investments in securities, at value
(cost $137,720,427 and $30,759,298 respectively)
                                       $137,720,427            $30,647,587
Cash                                    891,323                 282,453
Receivables:
Interest                                1,346,412               438,171
Fund shares sold                        134,930                 --
Total assets                            140,093,092             31,368,211

LIABILITIES

Payable for investment securities purchased
                                        1,054,611               --
Dividend payable                        457,364                 109,323
Funds advanced by manager               48,519                  10,628
Total liabilities                       1,560,494               119,951

NET ASSETS

Paid in capital                         138,547,872             31,377,549
Net unrealized appreciation/(depreciation) of investments
                                        --                      (111,712)
Accumulated net realized loss           (15,274)                (17,577)
Net assets                             $138,532,598            $31,248,260
Number of shares outstanding            138,700,105             3,140,495
Net asset value, offering price and
redemption price per share             $1.00                   $9.95



The Florida TaxFree Funds
Statements of Operations
For the Six Months Ended October 31, 2000 (Unaudited)
                                        Money Fund              Shortterm Fund
INVESTMENT INCOME

Income:
Interest                               $2,810,208              $688,280

Expenses:
Investment advisory fee (Note 2)        348,334                 97,257
Distribution and service fees (Note 2)  40,930                  11,443
Custodian fees (Note 3)                 16,747                  7,026
Transfer agency fees and expenses
(Note 2)                                56,298                  6,555
Printing costs                          6,782                   553
Professional fees                       12,313                  6,988
Insurance                               1,638                   289
Registration and filing fees            9,373                   10,883
Trustees' fees and expenses             5,228                   923
Other expenses                          13,343                  2,478
Total expenses                          510,986                 144,395
Expense reimbursements and fee
reductions (Note 2)                     (220,430)               (75,118)
Custodian fees paid indirectly (Note 3) (11,889)                (4,438)
Net expenses                            278,667                 64,839
Net investment income                  $2,531,541              $623,441

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss)
on investments                         $247                    $3,250

Unrealized appreciation (depreciation) on
investments                             --                      338,162

Net realized and unrealized gain (loss)
on investments                          --                      341,412

Increase in net assets from operations $2,531,788              $964,853



The Florida TaxFree Funds
Statements of Changes in Net Assets

                        MONEY FUND                      SHORTTERM FUND
             Six Months         Year Ended       Six Months         Year Ended
             Ended              4/30/00          Ended              4/30/00
             (Unaudited)                         (Unaudited)
             10/31/00                            10/31/00


INCREASE (DECREASE) IN NET ASSETS

Operations:

Net investment income
            $2,531,541        $4,879,769        $623,441           $1,245,714

Net realized gain (loss) on Investments
             247              (12,676)           3,250              (6,735)

Unrealized appreciation (depreciation) of Investments
             --                --                338,162            (777,160)

Increase in net assets from operations
             2,531,788         4,867,093         964,853            461,819

Dividends to shareholders from:

Net investment income
             (2,531,541)       (4,879,7690)       (623,441)         (1,245,826)

Return of capital
             --                (152,232)         --                 (39,015)

Fund share transactions (Note 4)
             1,480,875         (23,194,009)      (1,871,657)        4,245,594

Net increase (decrease) in net assets
             1,481,122         (23,358,917)      (1,530,245)        3,422,572

Net Assets:

Beginning of period
             137,051,476       160,410,393       32,778,505         29,355,933

End of period
            $138,532,598      $137,051,476      $31,248,260        $32,778,505



Notes to Financial Statements (Unaudited)

1.  Summary of Accounting Policies
The Florida TaxFree Money Market Fund (the "Money Fund") and The Florida TaxFree ShortTerm Fund (the "ShortTerm Fund") are series of The Hough Group of Funds (the "Trust") which was organized as a Massachusetts Business Trust on July 22, 1993. The Trust is registered as an open-end non-diversified management investment company and commenced operations on November 22, 1993. Both Funds seek a high level of current interest income, exempt from federal income tax, as is consistent with the preservation of capital and liquidity, and both are intended to be exempt from Florida intangible property tax.
Each Fund is considered to be a separate entity for financial reporting and tax purposes. Their financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

Valuation of Securities
For the Money Fund, investments are stated at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a straight line basis to the maturity of the instrument.

For the ShortTerm Fund, municipal obligations are stated on the basis of valuations provided by an independent pricing service approved by the Board of Trustees, which considers information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value.

Variable Rate Demand Notes
The Funds have invested in certain variable interest demand notes which are redeemable at specified intervals upon demand. The securities are secured as to principal and interest by bank letters of credit or corporate or insurance company guarantees. The maturity of these instruments for the purpose of calculating the portfolio's weighted average maturity is considered to be the greater of the period until the interest rate is adjusted or until the principal can be recovered by demand.

Securities Traded on a When-Issued or Delayed Delivery Bonds
The Funds may trade on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of acquiring such securities, it may sell such securities before the settlement date.

Federal Income Taxes
It is the policy of each Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its income to its shareholders. Therefore, no provision for federal income tax is required.

Dividends and Distributions
Dividends from investment income (excluding capital gains and losses if any) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on the sales of investments are made after the close of the Fund's fiscal year and in December and/or January, as declared by the Board of Trustees. Dividends paid from net investment income for the period ended October 31, 2000 are exempt from federal income taxes. However, certain shareholders may be subject to the Alternative Minimum Tax (AMT).

General
Securities transactions are accounted for on the trade date (the date an order to buy or sell is executed). Interest income is recorded on the accrual basis. Realized gains or losses from securities transactions are recorded on the identified cost basis.

Expenses
Expenses arising in connection with each Fund are allocated directly to the respective Fund, if specifically identifiable. Other expenses are allocated between the Funds in proportion to the relative net assets of each Fund.

Accounting Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2.  Investment Management Fees and Other Transactions with Affiliate
Under its investment advisory agreements, William R. Hough & Co. (WRH) provides the Funds with investment research, advice, and supervision, and manages the business affairs of each Fund. For these services, the Money
Fund and ShortTerm Fund have agreed to pay WRH a monthly fee at an annual rate of .50% and .60%, respectively, of their average net assets. For the six-month period ended October 31, 2000, management fees totaled $348,334 and $97,257 for the Money Fund and ShortTerm Fund, respectively. The Funds also compensate WRH for services provided under a Transfer Agency and Fund Accounting Agreement at the rate of $18 per account per year. During the six-month period ended October 31, 2000, fees under this agreement amounted to $33,810 and $2,733 for the Money Fund and the ShortTerm Fund, respectively. However, these and all other expenses of the Funds were paid by WRH to the extent that they exceeded .40% of each Fund's average daily net assets. Expenses in excess of .40% of each Fund's average daily net assets will continue to be paid by WRH until notice is otherwise provided to shareholders.

The Funds have adopted Distribution and Service Plans (the "Plans") under Securities and Exchange Commission Rule 12b-1, which authorize each Fund to pay WRH up to .25% of its annual average net assets for shareholder support services or sales activities. The amounts reported as distribution and service fees in the Statements of Operations represent Fund distribution costs, such as advertising, printing, and dealer commissions, all of which were paid by WRH, and are included in expense reimbursements and fee reductions.

During the six-month period ended October 31, 2000, the Money Fund paid $55 to WRH for brokerage fees on executions of portfolio investment transactions.

Fees are paid to Trustees of the Trust at the rate of $1,200 per year plus $250 per meeting.

3.  Custodian Fees Paid Indirectly
For the six-month period ended October 31, 2000, custodian fees were reduced by earnings credits of $11,889 and $4,438 on average daily cash balances for the Money Fund and ShortTerm Fund, respectively.

4.  Fund Shares
The Funds have authorized an unlimited number of shares at no par value. Capital paid in for the Money Fund and the ShortTerm Fund aggregated $138,547,872 and $31,377,549, respectively. Transactions in Fund shares for the six-month period ended October 31, 2000 and the year ended
April 30, 2000 were as follows:

        MONEY FUND*                         SHORTTERM FUND
                                    SHARES                    AMOUNT
 Six Months   Year           Six Months   Year       Six Months     Year
 Ended        Ended          Ended        Ended      Ended          Ended
 10/31/00     4/30/00        10/31/00     4/30/00    10/31/00       4/30/00

Sold
 154,435,417  366,240,680    894,425      2,809,994  8,867,257      27,972,466

Issued on reinvested dividends
 2,483,325    4,566,581      61,635       116,384    609,803        1,159,919

Redeemed
 (155,437,867) (394,001,270)(1,145,066) (2,500,149) (11,348,717)  (24,886,791)

Net increase (decrease)
 1,480,875    (23,194,009)   (189,066)    426,229    $(1,871,657)   $4,245,594

* All at $1.00 per share


5.  Investment Transactions
Purchases and sales/maturities of investment securities (excluding short-term securities) for the ShortTerm Fund for the six-month period ended
October 31, 2000 were $2,839,855 and $3,706,894, respectively.  At
October 31, 2000, the cost of securities for federal income tax purposes was the same as that for financial reporting purposes. Net unrealized depreciation, which amounted to $111,712 for the ShortTerm Fund, consisted of aggregate gross unrealized appreciation and (depreciation) of $81,578 and ($193,290), respectively. As of October 31, 2000, the accumulated net realized losses were $15,274 and $17,577 for the Money Fund and ShortTerm Fund, respectively. For tax purposes, such losses are available to offset future realized capital gains. The capital loss carryforwards expire in varying amounts through 2008 for the Money Fund and the ShortTerm
Fund.

6.  Financial Highlights
                                    Money Fund

           Six Months       Year      Year      Year      Year    Year
           Ended (Unaudited)Ended     Ended     Ended     Ended   Ended
           10/31/00         4/30/00   4/30/99   4/30/98   4/30/97 4/30/96

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period
           $1.00           $1.00     $1.00     $1.00     $1.00    $1.00

Income from investment operations:
Net Investment Income
           0.018           0.032     0.030     0.034     0.034    0.036

Less distributions:
Dividends from net investment
Income     (0.018)         (0.031)   (0.030)   (0.034)   (0.034)  (0.036)

Return of capital
           --              (0.001)   --        --        --       --

Net asset value, end of period
           $1.00           $1.00     $1.00     $1.00     $1.00    $1.00

Total return*
           3.71%           3.26%     3.02%     3.50%     3.42%    3.69%

Ratios/Supplemental Data
Net assets at end of period (000's)
           $138,532        $137,051  $160,410  $149,361  $136,453 $113,943

Ratios to Average Daily Net Assets*
Expenses   .40%            .40%      .39%      .26%      .20%     .20%

Expenses (Before reimbursement)
           .73%            .70%      .73%      .73%      .78%     .80%

Net Investment Income
           3.63%           3.11%     2.96%     3.43%     3.36%    3.62%

* Figures for six-months ended October 31, 2000 are annualized.



6.  Financial Highlights (continued)

                                    ShortTerm Fund

          Six Months        Year      Year      Year      Year    Year
          Ended (Unaudited) Ended     Ended     Ended     Ended   Ended
          10/31/00          4/30/00   4/30/99   4/30/98   4/30/97 4/30/96

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period
          $9.84             $10.11    $10.05    $9.95     $9.94   $9.89

Income from investment operations:

Net Investment income
          0.19              0.41      0.40      0.42      0.43    0.42

Net realized and unrealized gain (loss) on investments
          0.12             (0.27)    0.06      0.10      0.01     0.05

Total from investment operations
          0.31              0.14      0.46      0.52      0.44    0.47

Less distributions:

Dividends from net investment income
          (0.20)            (0.40)    (0.40)    (0.42)    (0.43)  (0.42)

Return of capital
          --                (0.01)    --        --        --      --

Net asset value, end of period
          $9.95             $9.84     $10.11    $10.05    $9.95   $9.94

Total return*
          4.35%             1.39%     4.71%     5.23%     4.59%   4.85%

Ratios/Supplemental Data
Net assets at end of period (000's)
          $31,248           $32,779   $29,356   $22,953   $28,853 $12,344

Ratios to Average Daily Net Assets*
Expenses  .40%              .40%      .39%      .26%      .20%    .20%

Expenses (Before reimbursement)
          .89%              .91%      .93%      .93%      1.18%   1.42%

Net Investment Income
          3.85%             3.97%     4.00%     4.20%     4.27%   4.25%

Portfolio turnover rate
                9.84%       32.2%     25.6%     40.2%     40.9%   83.4%


Effective for the year ended April 30, 1996 and thereafter, expense ratios (before reimbursement) no longer reflect reduction from custodian fee offset arrangements.

* Figures for six-months ended October 31,2000 are annualized (except for portfolio turnover rate).